Changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Changes in property and equipment [Line Items]
Beginning balance	₩ 4,083,328	₩ 3,577,709
Disposals	(166,151)	(43,644)
Depreciation	(475,506)	(479,657)
Substitution	0	0
Effects of foreign currency movements	(8,553)	14,031
Business combination (Note 47)	835	43,242
Ending balance	3,989,697	4,083,328
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance	1,112,796	583,576
Acquisitions	305,958	805,783
Disposals	(24,173)	(12,595)
Depreciation	(286,028)	(298,538)
Substitution	(513,437)	0
Effects of foreign currency movements	(5,380)	2,981
Business combination (Note 47)	681	31,589
Ending balance	590,417	1,112,796
Right-of-use assets | Real estate
Schedule of Changes in property and equipment [Line Items]
Beginning balance	1,077,803	554,478
Acquisitions	286,981	781,097
Disposals	(21,763)	(10,808)
Depreciation	(268,376)	(280,691)
Substitution	(513,437)	0
Effects of foreign currency movements	(5,375)	2,890
Business combination (Note 47)	586	30,837
Ending balance	556,419	1,077,803
Right-of-use assets | Vehicle
Schedule of Changes in property and equipment [Line Items]
Beginning balance	21,994	16,528
Acquisitions	12,556	16,523
Disposals	(2,394)	(1,638)
Depreciation	(11,625)	(10,094)
Substitution	0	0
Effects of foreign currency movements	(5)	91
Business combination (Note 47)	95	584
Ending balance	20,621	21,994
Right-of-use assets | Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance	12,999	12,570
Acquisitions	6,421	8,163
Disposals	(16)	(149)
Depreciation	(6,027)	(7,753)
Substitution	0	0
Effects of foreign currency movements	0	0
Business combination (Note 47)	0	168
Ending balance	₩ 13,377	₩ 12,999